Depreciation, amortization and impairment of assets (Tables)	6 Months Ended
Jun. 30, 2022
Detailed Information About Depreciation Amortization And Impairment Of Assets [Abstract]
Summary of Breakdown for Depreciation, Amortization, and Impairment of Assets
The following table provides a breakdown for depreciation, amortization and impairment of assets:

	For the six months ended June 30,
(€ thousands)	2022	2021
Depreciation and amortization	(84,464)	(74,344)
of which:
Right-of-use assets	(58,547)	(50,890)
Property, plant and equipment and investment property	(19,713)	(18,766)
Intangible assets with a finite useful life	(6,204)	(4,688)
Impairment	(3,740)	(4,261)
of which:
Right-of-use assets	(2,764)	(3,893)
Property, plant and equipment	(530)	(353)
Intangible assets	(446)	(15)
Total depreciation, amortization and impairment of assets	(88,204)	(78,605)